Expense Example {- Fidelity Mid Cap Value K6 Fund} - 01.31 Fidelity Mid Cap Value K6 Fund PRO-09 - Fidelity Mid Cap Value K6 Fund - Fidelity Mid Cap Value K6 Fund	Apr. 01, 2022 USD ($)
Expense Example:
1 year	$ 46
3 years	144
5 years	252
10 years	$ 567